AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                               GENERATIONS (TM)
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                       SUPPLEMENT DATED FEBRUARY 6, 1998
                        TO PROSPECTUS DATED MAY 1, 1997
              AS SUPPLEMENTED OCTOBER 14, 1997, OCTOBER 28, 1997
                             AND JANUARY 20, 1998


Effective February 6, 1998, American General Life Insurance Company is changing the enhanced rate described in the January 20, 1997 supplement to the prospectus, as described below, and is changing the name of the automatic transfer plan to which the enhanced rate applies, as follows:

1.    CHANGE OF PROSPECTUS LANGUAGE WITH RESPECT TO AUTOMATIC TRANSFER PLAN

ON PAGE 20, THE FOURTH AND FIFTH SENTENCES OF THE FOURTH PARAGRAPH ARE CHANGED TO READ:

      UNDER SUCH PLANS, KNOWN AS "SPECIAL AUTOMATIC TRANSFER PLANS," WE WILL ESTABLISH THE PERIOD OF TIME OVER WHICH EQUAL MONTHLY TRANSFERS WILL BE MADE, AND WE MAY OFFER A HIGHER GUARANTEED INTEREST RATE, SET FORTH IN A PROSPECTUS SUPPLEMENT, THAN WOULD OTHERWISE BE AVAILABLE FOR ANOTHER GUARANTEE PERIOD OF THE SAME DURATION THAT IS NOT OFFERED UNDER A SPECIAL AUTOMATIC TRANSFER PLAN. TRANSFERS UNDER ALL AUTOMATIC TRANSFER PLANS WILL NOT COUNT TOWARDS THE TWELVE FREE TRANSFERS EACH CONTRACT YEAR, AND WILL NOT INCUR A $25 CHARGE.

2.    CHANGE OF ENHANCED RATE

      ENHANCED RATE--THE GUARANTEED INTEREST RATE FOR THE GUARANTEE PERIOD THAT IS PRESENTLY AVAILABLE UNDER THE SPECIAL AUTOMATIC TRANSFER PLAN, REFERRED TO ON PAGE 20 OF THE PROSPECTUS, IS 3.00% GREATER THAN THE GUARANTEED INTEREST RATE FOR A GUARANTEE PERIOD OF THE SAME DURATION THAT IS NOT AVAILABLE UNDER SUCH SPECIAL AUTOMATIC TRANSFER PLAN.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                               GENERATIONS (TM)
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                       SUPPLEMENT DATED FEBRUARY 6, 1998
                        TO PROSPECTUS DATED MAY 1, 1997
                AS SUPPLEMENTED MAY 27, 1997, OCTOBER 14, 1997
                             AND JANUARY 20, 1998


Effective February 6, 1998, American General Life Insurance Company is changing the enhanced rate described in the January 20, 1997 supplement to the prospectus, as described below, and is changing the name of the automatic transfer plan to which the enhanced rate applies, as follows:

1.    CHANGE OF PROSPECTUS LANGUAGE WITH RESPECT TO AUTOMATIC TRANSFER PLAN

ON PAGE 20, THE FOURTH AND FIFTH SENTENCES OF THE FOURTH PARAGRAPH ARE CHANGED TO READ:

      UNDER SUCH PLANS, KNOWN AS "SPECIAL AUTOMATIC TRANSFER PLANS," WE WILL ESTABLISH THE PERIOD OF TIME OVER WHICH EQUAL MONTHLY TRANSFERS WILL BE MADE, AND WE MAY OFFER A HIGHER GUARANTEED INTEREST RATE, SET FORTH IN A PROSPECTUS SUPPLEMENT, THAN WOULD OTHERWISE BE AVAILABLE FOR ANOTHER GUARANTEE PERIOD OF THE SAME DURATION THAT IS NOT OFFERED UNDER A SPECIAL AUTOMATIC TRANSFER PLAN. TRANSFERS UNDER ALL AUTOMATIC TRANSFER PLANS WILL NOT COUNT TOWARDS THE TWELVE FREE TRANSFERS EACH CONTRACT YEAR, AND WILL NOT INCUR A $25 CHARGE.

2.    CHANGE OF ENHANCED RATE

      ENHANCED RATE--THE GUARANTEED INTEREST RATE FOR THE GUARANTEE PERIOD THAT IS PRESENTLY AVAILABLE UNDER THE SPECIAL AUTOMATIC TRANSFER PLAN, REFERRED TO ON PAGE 20 OF THE PROSPECTUS, IS 3.00% GREATER THAN THE GUARANTEED INTEREST RATE FOR A GUARANTEE PERIOD OF THE SAME DURATION THAT IS NOT AVAILABLE UNDER SUCH SPECIAL AUTOMATIC TRANSFER PLAN.